Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Other tax payable	$ 164,177	$ 246,002
Accrued payroll	209,191	199,418
Severance payable	384,945
Customer deposits payable		118,296
Commission payable		81,932
Other current liabilities	66,127	112,237
Accrued expenses and other current liabilities	$ 824,440	$ 757,885